Income Taxes (Detail of Current and Deferred Income Tax Expense (Benefit)) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018		Mar. 31, 2017
Current:
Domestic	¥ 57,303	¥ 180,109		¥ 176,415
Foreign	123,730	107,119		130,406
Total	181,033	287,228		306,821
Deferred:
Domestic	(32,746)	116,873		(217,485)
Foreign	(15,050)	3,722		5,117
Total	(47,796)	120,595	[1]	(212,368)	[1]
Income tax expense	133,237	407,823		94,453
Income tax expense (benefit) reported in Accumulated OCI relating to:
Investment securities	15,590	120,588		20,237
Debt valuation adjustments	4,293	(960)		(3,926)
Derivatives qualifying for cash flow hedges	(1,845)	(4,421)		(9,443)
Defined benefit plans	(38,229)	50,774		48,504
Foreign currency translation adjustments	15,148	(34,527)		(1,957)
Total	(5,043)	131,454		53,415
Total, Income tax expense (benefit)	¥ 128,194	¥ 539,277		¥ 147,868

[1]	The reclassification of certain items on the consolidated balance sheets resulted in reclassification of the consolidated statements of cash flows for the fiscal years ended March 31, 2017 and 2018, respectively. See Note 1 Reclassifications for further information.